Parent Company Financial Information (Statements of Cash Flows) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income/(loss) attributable to controlling interest		$ 165,515,000	$ 227,046,000	$ 85,879,000
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Depreciation, amortization, and other		70,924,000	64,673,000	60,743,000
(Gain)/loss on securities		(109,000)	144,000	458,000
Provision/(benefit) for deferred income taxes		121,001,000	79,604,000	24,196,000
Stock-based compensation expense		20,627,000	17,536,000	13,796,000
(Gain)/loss on extinguishment of debt		14,329,000	0	(5,793,000)
Net (increase)/decrease in interest receivable and other assets		243,057,000	(7,191,000)	(78,824,000)
Net (decrease)/increase in interest payable and other liabilities		(16,877,000)	(36,546,000)	(39,153,000)
Total adjustments		(194,338,000)	(55,780,000)	270,081,000
Net cash provided/(used) by operating activities		(17,358,000)	182,731,000	367,394,000
Securities:
Sales and prepayments		936,958,000	444,222,000	69,650,000
Purchases		(1,558,990,000)	(1,239,912,000)	(1,066,194,000)
Premises and equipment:
Decrease/(increase) in interest-bearing cash		(121,434,000)	(457,198,000)	1,019,131,000
Net cash provided/(used) by investing activities		(1,336,042,000)	(2,468,552,000)	(518,404,000)
Preferred stock:
Cash dividends		(6,200,000)	(6,200,000)	(6,200,000)
Common stock:
Exercise of stock options		6,132,000	22,479,000	7,219,000
Cash dividends		(79,904,000)	(63,504,000)	(53,947,000)
Repurchase of shares	[1]	(5,554,000)	(97,396,000)	(32,648,000)
Term borrowings:
Issuance		121,184,000	100,000	495,555,000
Repayment of term borrowings		(147,413,000)	(267,527,000)	(1,026,708,000)
Short-term borrowings		2,080,039,000	10,277,000	(816,324,000)
Net cash provided/(used) by financing activities		1,767,652,000	2,292,552,000	110,668,000
Net increase/(decrease) in cash and cash equivalents		414,252,000	6,731,000	(40,342,000)
Cash and cash equivalents at beginning of period		1,037,794,000	1,031,063,000	1,071,405,000
Cash and cash equivalents at end of period		1,452,046,000	1,037,794,000	1,031,063,000
Total interest paid		140,373,000	92,456,000	90,722,000
Total taxes paid		54,417,000	11,609,000	14,990,000
Parent Company
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income/(loss) attributable to controlling interest		165,515,000	227,046,000	85,879,000
Less undistributed net income/(loss) of subsidiaries		(23,541,000)	6,075,000	(207,939,000)
Income/(loss) before undistributed net income of subsidiaries		189,056,000	220,971,000	293,818,000
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Depreciation, amortization, and other		15,000	53,000	(276,000)
(Gain)/loss on securities		(109,000)	148,000	259,000
Provision/(benefit) for deferred income taxes		7,727,000	0	0
Stock-based compensation expense		19,625,000	16,719,000	12,810,000
(Gain)/loss on extinguishment of debt		0	0	(5,793,000)
Net (increase)/decrease in interest receivable and other assets		8,605,000	(2,228,000)	(4,544,000)
Net (decrease)/increase in interest payable and other liabilities		13,172,000	(2,842,000)	(5,791,000)
Total adjustments		49,035,000	11,850,000	(3,335,000)
Net cash provided/(used) by operating activities		238,091,000	232,821,000	290,483,000
Securities:
Sales and prepayments		318,000	275,000	1,371,000
Purchases		0	(400,000)	(740,000)
Premises and equipment:
Sales/(purchases)		7,000	(17,000)	14,000
Decrease/(increase) in interest-bearing cash		0	0	0
Return on investment in subsidiary		1,871,000	129,000	93,000
Investment in subsidiary		0	0	(9,372,000)
Cash paid for business combination, net		(126,149,000)	0	(18,251,000)
Net cash provided/(used) by investing activities		(123,953,000)	(13,000)	(26,885,000)
Preferred stock:
Cash dividends		(6,200,000)	(6,200,000)	(6,200,000)
Common stock:
Exercise of stock options		6,132,000	22,479,000	7,219,000
Cash dividends		(79,904,000)	(63,504,000)	(53,947,000)
Repurchase of shares		(5,554,000)	(97,396,000)	(32,648,000)
Term borrowings:
Issuance			0	495,555,000
Repayment of term borrowings		0	0	(700,000,000)
Short-term borrowings			0	(3,000,000)
Net cash provided/(used) by financing activities		(85,526,000)	(144,621,000)	(293,021,000)
Net increase/(decrease) in cash and cash equivalents		28,612,000	88,187,000	(29,423,000)
Cash and cash equivalents at beginning of period		226,326,000	138,139,000	167,562,000
Cash and cash equivalents at end of period		254,938,000	226,326,000	138,139,000
Total interest paid		17,321	13,261,000	24,345,000
Total taxes paid		$ 23,020,000	$ 27,126,000	$ 32,202,000

[1]	2016 and 2015 include $93.5 million and $28.4 million, respectively, repurchased under share repurchase programs.